Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.24%	12.28%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.74%	11.69%
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.74%	13.23%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	8.24%	13.77%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.22%	12.11%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.58%	15.25%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.00%	12.18%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.35%
BondBloxx BB Rated USD High Yield Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.16%	11.00%
BondBloxx B Rated USD High Yield Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.12%	13.55%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	12.95%	19.26%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.26%	9.96%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.08%	4.90%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.85%	4.73%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	3.87%	4.23%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.95%	4.33%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	1.26%	4.41%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(0.50%)	3.72%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(2.28%)	3.74%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(10.40%)	2.39%